Equity (Details) - Schedule of ordinary share capital - Ordinary shares [Member] - shares	Jun. 30, 2021	Dec. 31, 2020
Equity (Details) - Schedule of ordinary share capital [Line Items]
Number of shares, Authorized	75,000,000	75,000,000
Number of shares, Issued and paid	25,893,297	18,152,590